Revenue - Summary of Changes in Deferred Revenue (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of changes in contact liabilities [line items]
Deferred revenue beginning balance	$ 1,848	$ 1,724
Increase in deferred revenue	907	762
Recognised as revenue	(691)	(636)
Exchange and other adjustments	(4)	(2)
Deferred revenue ending balance	2,060	1,848
Current	766	752
Non-current	1,294	1,096
Deferred revenue ending balance	2,060	1,848
Loyalty programme [member]
Disclosure of changes in contact liabilities [line items]
Deferred revenue beginning balance	1,529	1,411
Increase in deferred revenue	726	672
Recognised as revenue	(602)	(554)
Deferred revenue ending balance	1,653	1,529
Current	661	649
Non-current	992	880
Deferred revenue ending balance	1,653	1,529
Other co-brand fees [member]
Disclosure of changes in contact liabilities [line items]
Deferred revenue beginning balance	22	33
Increase in deferred revenue	97
Recognised as revenue	(8)	(11)
Deferred revenue ending balance	111	22
Current	12	11
Non-current	99	11
Deferred revenue ending balance	111	22
Application & re-licensing fees [member]
Disclosure of changes in contact liabilities [line items]
Deferred revenue beginning balance	171	167
Increase in deferred revenue	23	27
Recognised as revenue	(23)	(23)
Deferred revenue ending balance	171	171
Current	23	22
Non-current	148	149
Deferred revenue ending balance	171	171
Other [member]
Disclosure of changes in contact liabilities [line items]
Deferred revenue beginning balance	126	113
Increase in deferred revenue	61	63
Recognised as revenue	(58)	(48)
Exchange and other adjustments	(4)	(2)
Deferred revenue ending balance	125	126
Current	70	70
Non-current	55	56
Deferred revenue ending balance	$ 125	$ 126